Share capital (Details)					12 Months Ended
	Oct. 13, 2020 CNY (¥) shares	Oct. 25, 2019 shares	Mar. 09, 2012 CNY (¥)	Mar. 09, 2012 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 $ / shares	Oct. 13, 2020 USD ($)
Nominal value
Issuance of shares, Nominal value | ¥							¥ 211,959,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥							479,927,000
Total consideration for share repurchases | ¥					¥ 1,982,000
Ordinary shares
Authorised:
Par value per share | $ / shares									$ 0.001
American depositary shares
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)		2,500,000
Nominal value
Authorized to repurchase shares | $										$ 6,000,000.0
Number of ordinary shares repurchased	135,000
Total consideration for share repurchases | ¥	¥ 2,000,000
Series A Preferred Shares
Authorised:
Par value per share | $ / shares				$ 1
Nominal value
Issuance of shares, Nominal value			¥ 98,132,000	$ 15,600,000
Number of shares converted		15,600,000
Share capital
Nominal value
Issuance of shares, Nominal value | ¥							53,000
Issuance of shares held as treasury shares (Note 31), Nominal value | ¥							41,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥							¥ 110,000
Share capital | Ordinary shares
Number of shares
Authorised at beginning, Number of shares							121,983,052	121,983,052
Increased in authorised shares, Number of shares							1,378,016,948	1,378,016,948
Authorised at ending, Number of shares					1,500,000,000	1,500,000,000
Nominal value
Authorised at beginning , Nominal value							¥ 802,000	$ 122,000
Increased in authorised shares, Nominal value							¥ 9,797,000	$ 1,378,000
Authorised at ending, Nominal value					¥ 10,599,000	$ 1,500,000
Number of shares
Issued and paid capital at beginning, Number of shares							41,798,219	41,798,219
Issuance of shares held as treasury shares (Note 32) (in shares)							5,940,452	5,940,452
Issuance of shares upon initial public offering (Note ii) (in shares)		7,500,000					7,500,000	7,500,000
Preferred shares converted into ordinary share upon initial public offering (Note iii) (in shares)		15,600,000					15,600,000	15,600,000
Issued and paid capital at ending, Number of shares					70,838,671	70,838,671
Nominal value
Balance at the beginning							¥ 265,000	$ 42,000
Issuance of shares, Nominal value							53,000	8,000
Issuance of shares held as treasury shares (Note 31), Nominal value							41,000	6,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value							¥ 110,000	$ 16,000
Balance at the end					¥ 469,000	$ 72,000